Critical accounting judgment and key sources of estimation and uncertainty	12 Months Ended
Dec. 31, 2019
Critical accounting judgment and key sources of estimation and uncertainty
Critical accounting judgment and key sources of estimation and uncertainty

5. Critical accounting judgment and key sources of estimation and uncertainty

In the process of applying the Company’s accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. These estimates and associated assumptions are based on the knowledge available as of the preparation date of the financial statements and historical experiences as well as other factors that are considered to be relevant. The estimates and underlying assumptions are reviewed on an ongoing basis.

Developments outside management’s control may cause actual amounts to differ from the original estimates. In that case, the underlying assumptions and, if necessary, the carrying amounts of the pertinent assets and liabilities are adjusted accordingly. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods, if the revision affects both current and future periods.

The assumptions and estimates refer primarily to the assessment of the Company of the ability to continue as a going concern (see further discussion in Note 2), recognition of revenue, and the consideration of the renewal options of the lease contracts in determining the appropriate lease terms.

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are discussed below.

Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer. The Group recognizes revenue when it transfers control over a good or service to a customer.

Revenue on the sale of new or refurbished 3D printers is recognized at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets.

The Company recognizes revenue on the maintenance contracts for 3D printers by applying the input method to measure the progress that depicts the transfer of control of the goods or services to the customer toward complete satisfaction of a performance obligation over time. The determination of the expected number of service visits and goods to be provided under a contract require significant judgment and have been estimated by the Company’s service department based on historical experience.

Lease term as a lessee

The Company leases certain property leases which contain extension options exercisable by the Company after the end of the non-cancellable contract period. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.